EARNINGS PER SHARE - Summary of Basic and Diluted Earnings Per Ordinary Share (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Profit after taxes attributable to equity shareholders (€ million)	€ 498	€ 1,090	€ 909
Basic weighted average number of ordinary shares in issue (million) (in shares)	455,000,000	466,000,000	484,000,000
Effect of dilutive potential ordinary shares (million) (in shares)	1,000,000	3,000,000	4,000,000
Diluted weighted average number of ordinary shares in issue (million) (in shares)	456,000,000	469,000,000	488,000,000
Basic earnings per share (in EUR per share)	€ 1.09	€ 2.34	€ 1.88
Diluted earnings per share (in EUR per share)	€ 1.09	€ 2.32	€ 1.86
Number of shares issued and fully paid (in shares)	454,645,510	456,399,877	474,920,066
Antidilutive options excluded from diluted earnings per share share (in shares)	0	0	0